POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 50	$ 52
Equity instruments	704	902
Debt instruments	872	1,323
Real estate	99	106
Investment funds	14
Fixed insurance contracts	25	17
Total plan assets	1,764	2,400
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	46	45
Equity instruments	68	69
Debt instruments	179	275
Real estate	1	0
Investment funds	0
Fixed insurance contracts	14	16
Total plan assets	308	405
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	4	7
Equity instruments	636	833
Debt instruments	673	943
Real estate	98	106
Investment funds	14
Fixed insurance contracts	11	1
Total plan assets	1,436	1,890
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	0	0
Debt instruments	20	105
Real estate	0	0
Investment funds	0
Fixed insurance contracts	0	0
Total plan assets	$ 20	$ 105